                                              Registration Statement No. 2-79359
                                                                        811-3568


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 25

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 24

                              MANAGED ASSETS TRUST
                              --------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                              Managed Assets Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering: ____________________


It is proposed that this filing will become effective (check appropriate box):

_x___       immediately upon filing pursuant to paragraph (b).
____        on May 1, 1999 pursuant to paragraph (b).
____        60 days after filing pursuant to paragraph (a)(1).
____        on        pursuant to paragraph (a)(1).
____        75 days after filing pursuant to paragraph (a)(2)
____        on ______, 1999 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

The sole purpose of this Registration Statement is to incorporate by reference Post-Effective Amendment No. 24 to the Registration Statement and
Post-Effective Amendment No. 23 to the Registraion Statement into this Registration Statement.

                                     PART C

                               OTHER INFORMATION

Item 23.  EXHIBITS

(a)       Declaration of Trust.  (Incorporated herein by reference to Exhibit 1 to Post-Effective
          Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(b)       By-Laws of Managed Assets Trust  (Incorporated herein by reference to Exhibit 2 to
          Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on
          April 11, 1996.)

(d)(1)    Investment Advisory Agreement between the Registrant and Travelers Asset Management
          International Corporation.  Incorporated herein by reference to Exhibit 5(A) to
          Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on
          April 11, 1996.)

(d)(2)    Sub-Advisory Agreement between Travelers Asset Management International Corporation and
          The Travelers Investment Management Company.  (Incorporated herein by reference to
          Exhibit 5(B) to Post-Effective Amendment No. 19 to the Registration Statement on Form
          N-1A filed on April 11, 1996.)

(g)(1)    Form of Custody Agreement between the Registrant and PNC Bank, N.A., Lester, PA.
          (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to
          the Registration Statement on Form N-1, File No. 2-76640, filed April 23, 1998.)

(g)(2)    Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodian.
          (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to
          the Registration Statement on Form N-1, File No. 2-76640, filed April 23, 1998.)

(h)(1)    Administrative Services Agreement between the Registrant and The Travelers Insurance
          Company.  (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No.
          20 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(h)(2)    Form of Transfer Agency and Registrar Agreement between the Registrant and First Data
          Investor Services Group, Inc.  (Incorporated herein by reference to Exhibit 9(b) to
          Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No.
          2-76640, filed April 23, 1998.)

(i)       An Opinion and Consent of counsel as to the legality of the securities registered by the
          Registrant.  (Incorporated herein by reference to the Registrant's most recent Rule
          24f-2 Notice filing on March 24, 1998.)

(j)(1)    Consent of PricewaterhouseCoopers LLP, Independent Accountants.

(j)(2)    Consent of KPMG LLP, Independent Certified Public Accountants.

(j)(3)    Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for
          Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk
          and Ian R. Stuart.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective
          Amendment No. 19 to the Registration Statement on Form N-1 filed April 11, 1996.)

(j)(4)    Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for
          Lewis E. Daidone.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective
          Amendment No. 20 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(n)       Financial Data Schedule.




Item 24.  Persons Controlled By or Under Common Control With the Registrant

            Not Applicable.


Item 25.  Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 19 to this Registration Statement as Exhibit 1 on April 11, 1996.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for Managed Assets Trust, are set forth in the following table:

Name                               Position with TAMIC               Other Business
----                               -------------------               --------------
Marc P. Weill                      Director and Chairman             Senior Vice President **
                                                                        Chief Investment Officer
David A. Tyson                     Director, President and           Senior Vice President *
                                      Chief Investment Officer
Joseph E. Rueli, Jr.               Director, Senior Vice President   Vice President*
                                      and Chief Financial Officer
F. Denney Voss                     Director and Senior Vice          Senior Vice President*
                                      President
John R. Britt                      Director and Secretary            Assistant Secretary *
Glenn N. Marchak                   Senior Vice President
Joseph M. Mullally                 Senior Vice President             Vice President*
David Amaral                       Vice President                    Assistant Director*
John R. Calcagni                   Vice President                    Second Vice President*
Allen R. Cantrell                  Vice President
A. William Carnduff                Vice President
Gene Collins                       Vice President                    Vice President*
Angela Pellegrini Degis            Vice President
Craig Farnsworth                   Vice President
Bruce E. Fox                       Vice President
Carl Franzetti                     Vice President
Kothandaraman Ganesh               Vice President
John F. Gilsenan                   Vice President
Kimerly M. Polak Guerrero          Vice President
John F. Green                      Vice President                    Second Vice President*
Thomas Hajdukiewicz                Vice President                    Vice President*
Edward Hinchliffe III              Vice President and Cashier        Second Vice President
                                                                     and Cashier*
Richard E. John                    Vice President                    Vice President*
Kathryn D. Karlic                  Vice President                    Vice President*
Kurt Lin                           Vice President
David R. Martin                    Vice President
Paul A. Mataras                    Vice Presidnet
David R. Miller                    Vice President                    Vice President*
Robert E. Mills                    Vice President
Emil J. Molinaro                   Vice President                    Vice President*
John W. Petchler                   Vice President
Steven A. Rosen                    Vice President
Andrew Sanford                     Vice President                    Investment Officer*
Eric L. Sappenfield                Vice President
Charles H. Silverstein             Vice President                    Second Vice President*
Robert Simmons                     Vice President                    Assistant Investment Officer*

Jordan M. Stitzer                  Vice President                    Vice President*
Joel Strauch                       Vice President                    Vice President*
Teresa M. Torrey                   Vice President
Pamela D. Westmoreland             Vice President
William M. Gardner                 Assistant Vice President
Jeremy C. Hughes                   Assistant Vice President
Matthew J. McInerny                Assistant Vice President
Lisa A. Thomas                     Assistant Vice President
William H. White                   Treasurer                         Vice President and Treasurer *
Charles B. Chamberlain             Assistant Treasurer               Assistant Treasurer *
George M. Quaggin, Jr.             Assistant Treasurer               Assistant Treasurer *
Marla A. Berman                    Assistant Secretary               Assistant Secretary**
Andrew Feldman                     Assistant Secretary               Senior Counsel*
Millie Kim                         Assistant Secretary               Senior Counsel*
Patricia A. Uzzel                  Compliance Officer                Assistant Director*
Frank J. Fazzina                   Controller                        Director *



* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut

** Positions held with Travelers Investment Group Inc., 388 Greenwich Street, New York, N.Y.

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Fund's Sub-Adviser, are set forth in the following table:

Name                                Position with TIMCO               Other Business
----                                -------------------               --------------
Thomas W. Jones                     Director and Chairman             Vice Chairman
                                                                      Citigroup Inc.*
                                                                      Chief Executive Officer of
                                                                      Smith Barney Asset
                                                                      Management Division


Sandip A. Bhagat                    Director, President and **        Not Applicable
                                       Chief Executive Officer

Virgil H. Cumming                   Director                          Managing Director
                                                                      Salomon Smith Barney Inc.*
                                                                      Chief Investment Officer of
                                                                      Smith Barney Asset
                                                                      Management Division

Heath B. McLendon                   Director                          Managing Director
                                                                      Salomon Smith Barney Inc.*

Emil J. Molinaro, Jr.               Vice President                    Vice President
                                                                      Citigroup Inc.**

Daniel B. Willey                    Vice President **                 Not Applicable

Gloria G. Williams                  Vice President**                  Not Applicable

John W. Lau                         Vice President**                  Not Applicable

Feng Zhang                          Vice President**                  Not Applicable

Maggie M. Copeland                  Vice President**                  Not Applicable

Michael Loura                       Assistant Vice President**        Not Applicable

Yining Xia                          Assistant Vice President**        Not Applicable

Alexander Romeo                     Assistant Vice President**        Not Applicable



Michael F. Rosenbaum                Corporate Secretary               General Counsel to
                                                                      Smith Barney Asset
                                                                      Management Division

Michael J. Day                      Treasurer                         Managing Director
                                                                      Salomon Smith Barney Inc.*


    *Address:  388 Greenwich Street, New York, New York 10013
   **Address:  One Tower Square, Hartford, Connecticut 01683

Item 27.  Principal Underwriter

      Not Applicable.


Item 28.  Location of Accounts and Records

      (1)   Mutual Management Corp.
            388 Greenwich Street
            New York,  NY  10013

      (2)   PNC Bank, N.A.
            200 Stevens Drive
            Lester, PA  19113

      (3)   Morgan Stanley Trust Company
            One Pierrepont Plaza
            Brooklyn,  NY  11201

      (4)   First Data Investor Services Group, Inc.
            53 State Street
            Boston, MA 02109


Item 29.  Management Services

Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Managed Assets Trust, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and state of Connecticut, on the 20th day of April 1999.


                              MANAGED ASSETS TRUST
                              --------------------
                                  (Registrant)



                                                By: *HEATH B. McLENDON
                                                    ----------------------
                                                     Heath B. McLendon
                                                     Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April, 1999.


*HEATH B. McLENDON                              Chairman of the Board
-------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                                 Trustee
-------------------------
 (Knight Edwards)

*ROBERT E. McGILL III                           Trustee
-------------------------
 (Robert E. McGill III)

*LEWIS MANDELL                                  Trustee
-------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                                Trustee
-------------------------
 (Frances M. Hawk

*LEWIS E. DAIDONE                               Treasurer
-------------------------
 (Lewis E. Daidone)



*By: /s/Ernest J. Wright, Attorney-in-Fact
      Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.     Description                                Method of Filing
  ---     -----------                                ----------------

          NOT APPLICABLE